ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	[1]	Dec. 31, 2016		Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Line Items]
Payable To Minority Shareholders For Purchase Of Minority Interest	$ (338)		$ 338	[1]
Dagong Technology [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			20.00%
Business Combination, Consideration Transferred			$ 626
Payable To Minority Shareholders For Purchase Of Minority Interest			$ 338

[1]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Beijing Quanda Technology Center (“Quanda”) for a cash consideration of $626, among which $338 remained payable as of December 31, 2016 (see Note 20(d)). The payable was paid in February 2017.